CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2008	$ 7,552	$ 119	$ 69,495	$ 317	$ (62,935)	$ 556
Balance, shares at Dec. 31, 2008		8,858,553
Share-based compensation for employees	62		62
Exercise of options	12		12
Exercise of options, shares		5,304
Exercise of warrants	9		9
Exercise of warrants, shares		5,000
Foreign currency translation adjustment, net	(1)			(1)
Net income (loss)	227				213	14
Balance at Dec. 31, 2009	7,861	119	69,578	316	(62,722)	570
Balance, shares at Dec. 31, 2009		8,868,857
Share-based compensation for employees	31		31
Discount on convertible loan due to modification of debt	451		451
Foreign currency translation adjustment, net	95			76		19
Net income (loss)	745				734	11
Balance at Dec. 31, 2010	9,183	119	70,060	392	(61,988)	600
Balance, shares at Dec. 31, 2010	8,868,857	8,868,857
Exercise of options	116		116
Exercise of options, shares		49,790
Foreign currency translation adjustment, net	64			51		13
Net income (loss)	(1,519)				(1,526)	7
Balance at Dec. 31, 2011	$ 7,844	$ 119	$ 70,176	$ 443	$ (63,514)	$ 620
Balance, shares at Dec. 31, 2011	8,918,647	8,918,647